Investment Objectives and Goals	Sep. 09, 2025
Defiance Leveraged Long + Income CRCL ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME CRCL ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income CRCL ETF (the “Fund”) seeks long-term capital appreciation
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income CRWV ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME CRWV ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income CRWV ETF (the “Fund”) seeks long-term capital appreciation
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income GLXY ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME GLXY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income GLXY ETF (the “Fund”) seeks long-term capital appreciation
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income Magnificent Seven ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME Magnificent Seven ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income Magnificent Seven ETF (the “Fund”) seeks long-term capital appreciation
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income Nasdaq 100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME Nasdaq 100 ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income Nasdaq 100 ETF (the “Fund”) seeks long-term capital appreciation
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income S&P 500 ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME S&P 500 ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income S&P 500 ETF (the “Fund”) seeks long-term capital appreciation
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income Ethereum ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME Ethereum ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income Ethereum ETF (the “Fund”) seeks long-term capital appreciation
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income Bitcoin ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME Bitcoin ETF - FUND SUMMARY
Objective [Heading]	Investment Objective The Defiance Leveraged Long + Income Bitcoin ETF (the “Fund”) seeks long-term capital appreciation, with a secondary objective to seek current income.
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income Bitcoin ETF (the “Fund”) seeks long-term capital appreciation
Objective, Secondary [Text Block]	with a secondary objective to seek current income.